BANK LOANS	12 Months Ended
Sep. 30, 2024
Debt Disclosure [Abstract]
BANK LOANS

9. BANK LOANS

The bank loans consisted of the following at September 30, 2024:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Issuance Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	2024-09-27	BLR-0.75%
			7,000,000	897,435

The expiration date of the facilities of HKD 7,000,000 is March 27, 2026.

The bank loans consisted of the following at September 30, 2023:

Bank Name	Type	Principal Amount	Outstanding Amount	Outstanding Amount	Issuance Date	Interest
		HKD	HKD	USD
Bank of Comm	Revolving loan	7,000,000	7,000,000	897,435	2019-03-28	BLR-0.75%
Bank of Comm	Revolving loan	3,000,000	3,000,000	384,615	2020-04-09	BLR-0.75%
			10,000,000	1,282,050

The expiration date of the facilities of HKD 7,000,000 and HKD 3,000,000 are March 27, 2026 and April 28, 2027 respectively.

Note: Bank of Comm = Bank of Communications (Hong Kong) Limited

During each of the years ended September 30, 2022, 2023 and 2024, the bank loans bear interest rates ranging from 3.25% to 5.375% per annum respectively.

As at September 30, 2024 the bank loan was secured by (i) personal guarantees given by the controlling shareholder and director – Mr. Lam and Mr. Ngan and a shareholder - Ms. Sin and (ii) guarantees given by The Hong Kong Mortgage Corporation Limited, HKMC Insurance Limited.

As at September 30, 2023 the bank loans were secured by (i) personal guarantees given by the controlling shareholder and director – Mr. Lam, (ii) joint guarantees given by the controlling shareholder and director – Mr. Lam and the shareholder and director – Mr. Ngan, (iii) joint guarantees given by the controlling shareholder and director – Mr. Lam and Assistant to the Director – Ms. Fung, (iv) all monies Second Legal Mortgage on a property owned by Mr. Lam and (v) guarantees given by The Hong Kong Mortgage Corporation Limited or its wholly-owned subsidiary, HKMC Insurance Limited.

The following are the maturity dates of the above borrowings as of September 30, 2024:

Years ending September 30,	Amount US$
2025	897,435
2026	-
2027	-
2028	-
2029 and thereafter	-
Total undiscounted borrowings	897,435
Less: imputed interest	-
Borrowings recognized in the Consolidated Balance Sheet	897,435
Less: the current portion	(897,435)
Non-current portion	-

During the year ended September 31, 2022, 2023 and 2024, bank loans with principal of US$388,112, US$220,459 and US$384,615 were fully repaid.  During the years ended September 30, 2022, 2023 and 2024, interest expense related to these credit facilities was US$60,899, US$71,029 and US$60,506 respectively.